Advisory Class Prospectus Supplement

May 5, 2005

Morgan Stanley Institutional Liquidity Funds

Supplement dated May 5, 2005 to the Prospectus dated February 28, 2005

Advisory Class

Effective April 29, 2005, Morgan Stanley Distribution, Inc. replaced Morgan Stanley & Co. Incorporated as the Fund’s distributor. Accordingly, all references to Morgan Stanley & Co. Incorporated in the Prospectus are hereby deleted and replaced with Morgan Stanley Distribution, Inc. Morgan Stanley Distribution, Inc. is a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley.

Please retain this supplement for future reference.

Administrative Class Prospectus Supplement

May 5, 2005

Morgan Stanley Institutional Liquidity Funds

Supplement dated May 5, 2005 to the Prospectus dated February 28, 2005

Administrative Class

Effective April 29, 2005, Morgan Stanley Distribution, Inc. replaced Morgan Stanley & Co. Incorporated as the Fund’s distributor. Accordingly, all references to Morgan Stanley & Co. Incorporated in the Prospectus are hereby deleted and replaced with Morgan Stanley Distribution, Inc. Morgan Stanley Distribution, Inc. is a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley.

Please retain this supplement for future reference.

Institutional Class Prospectus Supplement

May 5, 2005

Morgan Stanley Institutional Liquidity Funds

Supplement dated May 5, 2005 to the Prospectus dated February 28, 2005

Institutional Class

Effective April 29, 2005, Morgan Stanley Distribution, Inc. replaced Morgan Stanley & Co. Incorporated as the Fund’s distributor. Accordingly, all references to Morgan Stanley & Co. Incorporated in the Prospectus are hereby deleted and replaced with Morgan Stanley Distribution, Inc. Morgan Stanley Distribution, Inc. is a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley.

Please retain this supplement for future reference.

Investor Class Prospectus Supplement

May 5, 2005

Morgan Stanley Institutional Liquidity Funds

Supplement dated May 5, 2005 to the Prospectus dated February 28, 2005

Investor Class

Effective April 29, 2005, Morgan Stanley Distribution, Inc. replaced Morgan Stanley & Co. Incorporated as the Fund’s distributor. Accordingly, all references to Morgan Stanley & Co. Incorporated in the Prospectus are hereby deleted and replaced with Morgan Stanley Distribution, Inc. Morgan Stanley Distribution, Inc. is a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley.

Please retain this supplement for future reference.

Participant Class Prospectus Supplement

May 5, 2005

Morgan Stanley Institutional Liquidity Funds

Supplement dated May 5, 2005 to the Prospectus dated February 28, 2005

Participant Class

Effective April 29, 2005, Morgan Stanley Distribution, Inc. replaced Morgan Stanley & Co. Incorporated as the Fund’s distributor. Accordingly, all references to Morgan Stanley & Co. Incorporated in the Prospectus are hereby deleted and replaced with Morgan Stanley Distribution, Inc. Morgan Stanley Distribution, Inc. is a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley.

Please retain this supplement for future reference.

Service Class Prospectus Supplement

May 5, 2005

Morgan Stanley Institutional Liquidity Funds

Supplement dated May 5, 2005 to the Prospectus dated February 28, 2005

Service Class

Effective April 29, 2005, Morgan Stanley Distribution, Inc. replaced Morgan Stanley & Co. Incorporated as the Fund’s distributor. Accordingly, all references to Morgan Stanley & Co. Incorporated in the Prospectus are hereby deleted and replaced with Morgan Stanley Distribution, Inc. Morgan Stanley Distribution, Inc. is a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

May 5, 2005

Morgan Stanley Institutional Liquidity Funds

Supplement dated May 5, 2005 to the Statement of Additional Information of Morgan Stanley Institutional Liquidity Funds dated February 28, 2005

Effective April 29, 2005, Morgan Stanley Distribution, Inc. replaced Morgan Stanley & Co. Incorporated as the Fund’s distributor. Accordingly, the section of the Statement of Additional Information entitled “Principal Underwriter” is hereby deleted and replaced as follows:

PRINCIPAL UNDERWRITER

Morgan Stanley Distribution, Inc. serves as the Fund’s distributor (the “Distributor”). The principal business address of the Distributor is One Tower Bridge Road, West Conshohocken, Pennsylvania 19428. The Distributor is a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley.

The Distributor distributes the shares of the Fund pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund’s shares.

The Distribution Agreement continues in effect so long as such continuance is approved at least annually by the Fund’s Board, including a majority of those Trustees who are not parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

Mitchell M. Merrin, Ronald E. Robison and Stefanie V. Chang, directors and/or officers of the Fund, also serve as directors or officers of the Distributor.

Please retain this supplement for future reference.